Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Pay Versus Performance
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid for PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid for Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On(4):		Net Income	Company- Selected Measure: Revenue(5)
					Total Shareholder Return	Peer Group Total Shareholder Return
2024	$1,077,618	$(17,931,769)	$757,156	$(4,329,677)	$53	$142	$56,231,000	$656,849,000
2023	$10,810,668	$30,935,066	$4,347,757	$8,287,112	$102	$110	$71,466,000	$572,543,000
2022	$8,614,364	$(8,775,469)	$2,775,377	$(818,279)	$61	$76	$43,268,000	$452,418,000
2021	$7,369,816	$46,716,620	$5,698,482	$16,336,863	$92	$113	$29,308,000	$332,741,000
2020	N/A	N/A	N/A	N/A	$100	$100	N/A	N/A

(1)
Mark Zagorski served as the Company’s principal executive officer (PEO) for the entirety of 2021, 2022, 2023 and 2024.

The Company’s other NEOs for the applicable years were as follows:
•
2021: Julie Eddleman and Nicola Allais

•
2022: Julie Eddleman, Nicola Allais, Andrew Grimmig and Matthew Mclaughlin

•
2023: Julie Eddleman, Nicola Allais and Andrew Grimmig

•
2024: Julie Eddleman, Nicola Allais and Andrew Grimmig

(2)
Amounts reported in this column have been calculated in accordance with Item 402(v) of Regulations S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following table:

			PEO 2024	NEO Average 2024
Summary Compensation Table–Total Compensation	(a)	$	$1,077,618	$757,156
– Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$	0	0
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$	0	0
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$	$(10,638,620)	$(3,860,403)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$	0	0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$	$(8,370,767)	$(1,226,430)
			PEO 2024	NEO Average 2024
– Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$	0	0
= Compensation Actually Paid		$	$(17,931,769)	$(4,329,677)

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance- based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested on the IPO date of April 21, 2021, through the end of the listed year in the Company and in the NASDAQ Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
The Compensation Committee determined that revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Mark Zagorski served as the Company’s principal executive officer (PEO) for the entirety of 2021, 2022, 2023 and 2024.

The Company’s other NEOs for the applicable years were as follows:
•
2021: Julie Eddleman and Nicola Allais

•
2022: Julie Eddleman, Nicola Allais, Andrew Grimmig and Matthew Mclaughlin

•
2023: Julie Eddleman, Nicola Allais and Andrew Grimmig

•
2024: Julie Eddleman, Nicola Allais and Andrew Grimmig

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested on the IPO date of April 21, 2021, through the end of the listed year in the Company and in the NASDAQ Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,077,618	$ 10,810,668	$ 8,614,364	$ 7,369,816
PEO Actually Paid Compensation Amount	$ (17,931,769)	30,935,066	(8,775,469)	46,716,620
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following table:

			PEO 2024	NEO Average 2024
Summary Compensation Table–Total Compensation	(a)	$	$1,077,618	$757,156
– Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$	0	0
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$	0	0
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$	$(10,638,620)	$(3,860,403)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$	0	0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$	$(8,370,767)	$(1,226,430)
			PEO 2024	NEO Average 2024
– Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$	0	0
= Compensation Actually Paid		$	$(17,931,769)	$(4,329,677)

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance- based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 757,156	4,347,757	2,775,377	5,698,482
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,329,677)	8,287,112	(818,279)	16,336,863
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following table:

			PEO 2024	NEO Average 2024
Summary Compensation Table–Total Compensation	(a)	$	$1,077,618	$757,156
– Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$	0	0
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$	0	0
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$	$(10,638,620)	$(3,860,403)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$	0	0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$	$(8,370,767)	$(1,226,430)
			PEO 2024	NEO Average 2024
– Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$	0	0
= Compensation Actually Paid		$	$(17,931,769)	$(4,329,677)

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance- based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of the two financial performance measures used by the Company to link compensation actually paid to the NEOs for the fiscal year ended December 31, 2024 (which in the Company’s assessment represent the most important financial performance measures in evaluating the Company’s success):
•
Revenue

•
Adjusted EBITDA

Total Shareholder Return Amount	$ 53	102	61	92	$ 100
Peer Group Total Shareholder Return Amount	142	110	76	113	$ 100
Net Income (Loss)	$ 56,231,000	$ 71,466,000	$ 43,268,000	$ 29,308,000
Company Selected Measure Amount	656,849,000	572,543,000	452,418,000	332,741,000
PEO Name	Mark Zagorski
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	(5) The Compensation Committee determined that revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,638,620)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,370,767)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,860,403)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,226,430)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0